Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Finance Cost

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
One-time expenses related to C-round restructuring (Note 32)	—	—	1,326,007
Interest expenses on convertible promissory note	733,234	819,754	883,759
Interest expenses on convertible redeemable preferred shares	49,378	636,835	534,686
Interest expenses on borrowings	75,466	329,450	211,306
Interest expenses on Convertible Notes	—	—	135,412
Interest expenses on consolidated wealth management products	181,350	139,094	92,302
Interest expense on lease liabilities	54,281	58,170	46,567
Bank interest income	(193,446)	(463,396)	(364,385)

	900,263	1,519,907	2,865,654